CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2013 $ / shares
CONSOLIDATED STATEMENTS OF EQUITY
Stock Options, Exercised per share (in dollars per share)	$ 2.41